DEBT (Details) - USD ($) $ in Thousands			12 Months Ended
	Jun. 29, 2015	Jun. 26, 2015	Dec. 31, 2014	May. 20, 2015	May. 13, 2015
U.S. wholesale committed asset-backed facility
Debt
Debt issued				$ 500,000
Committed Asset-Backed Facilities
Debt
Debt issued					$ 999,645
Unsecured Facilities
Debt
Amount drawn on revolving credit facility			$ 250,000
Revolving credit facilities
Debt
Amount drawn on revolving credit facility	$ 100,000		$ 100,000
3.875% unsecured notes due 2018
Debt
Debt issued		$ 600,000
Interest rate (as a percent)		3.875%
Issue price of debt (as a percent)		99.642%